Restricted Cash (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 10.8	$ 11.6
Guarantee obligation expiration period	12 months
Maximum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Percentage of cash deposit on guaranteed amount	20.00%
Minimum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Percentage of cash deposit on guaranteed amount	10.00%